Deferred Ipo Costs	12 Months Ended
Mar. 31, 2026
Deferred Ipo Costs [Abstract]
DEFERRED IPO COSTS

NOTE 10 — DEFERRED IPO COSTS

Deferred IPO costs consisted of the following:

	March 31,
	2026	2025
Legal fees	$—	$294,881
Accounting related fees	—	278,830
Underwriting fees	—	120,220
Other miscellaneous fees	—	189,362
Total	$—	$883,293

As a result of the IPO completion during the year ended March 31, 2026, all deferred IPO costs, together with the underwriting discounts and commissions, were offset against the gross proceeds from the IPO and recorded as a reduction to additional paid-in capital.